Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities
Net loss	$ (59.9)	$ (109.6)	$ (114.3)	$ (196.6)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash compensation expense related to stock options	0.2	0.2	0.9	0.8
Depreciation of non-current assets	26.4	27.5	54.8	59.9
Impairment of non-current assets	0.0	57.9	0.0	76.3
Gain on disposal of assets	(0.8)	(12.8)	(0.7)	(13.1)
Amortization of deferred finance charges	1.9	1.3	3.0	2.4
Effective Interest rate adjustments	0.7	0.0	1.7	2.1
Change in fair value of financial instruments	0.0	(1.6)	0.0	27.4
Loss/(income) from equity method investments	5.7	(11.3)	(10.3)	(8.5)
Deferred income tax	(0.5)	(0.5)	(0.8)	0.6
Change in assets and liabilities:
Amounts due to/from related parties	0.1	(7.0)	4.7	(16.4)
Accrued expenses	(0.9)	13.4	0.3	11.2
Long-term accrued interest	15.7	0.0	31.8	0.0
Other current and non-current assets	(6.5)	45.0	0.6	41.6
Other current and non-current liabilities	7.0	(7.7)	0.7	1.8
Net cash used in operating activities	(10.9)	(5.2)	(27.6)	(10.5)
Cash Flows from Investing Activities
Proceeds from sale of fixed assets	0.8	15.8	2.2	17.8
Purchase of marketable securities	0.0	(92.5)	0.0	(92.5)
Investments in equity method investments	(1.6)	(8.5)	1.5	(17.2)
Proceeds from sale of marketable securities	0.0	3.0	0.0	3.0
Additions to newbuildings	0.0	(0.8)	0.0	(4.3)
Additions to jack-up rigs	(4.9)	(13.0)	(7.7)	(24.0)
Net cash used in investing activities	(5.7)	(96.0)	(4.0)	(117.2)
Cash Flows from Financing Activities
Proceeds from share issuance, net of issuance cost	0.0	28.8	44.8	28.8
Proceeds, net of deferred loan cost, from issuance of long-term debt	0.0	0.0	0.0	5.0
Net cash provided by financing activities	0.0	28.8	44.8	33.8
Net (decrease) increase in cash, cash equivalents and restricted cash	(16.6)	(72.4)	13.2	(93.9)
Cash, cash equivalents and restricted cash at the beginning of the period	49.0	107.0	19.2	128.5
Cash and cash equivalents at the end of period	32.4	34.6	32.4	34.6
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(13.7)	(21.7)	(23.2)	(25.4)
Income taxes refunded (paid), net	1.6	(2.5)	0.8	(6.0)
Issuance of long-term debt as non-cash settlement for newbuild delivery installment	$ 0.0	$ 90.9	$ 0.0	$ 181.8